Noncontrolling Interest - Schedule of Movements in Noncontrolling Interest (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	$ 22	$ 20
Contributions from sale of noncontrolling interest, temporary equity		0
Distributions to noncontrolling interest, temporary equity	(4)	0
Net income attributable to noncontrolling interest, temporary equity	2	2
Noncontrolling interest - ending balance, temporary equity	20	22
Noncontrolling interest - beginning balance, equity	72	59
Contributions from sale of noncontrolling interest, equity		9
Distributions to noncontrolling interest, equity	(10)	(2)
Net income attributable to noncontrolling interest, equity	6	6
Noncontrolling interest - ending balance, equity	68	72
Noncontrolling interest - beginning balance	94	79
Contributions from sale of noncontrolling interest		9
Distributions to noncontrolling interest	(14)	(2)
Net income attributable to noncontrolling interest	8	8
Noncontrolling interest - ending balance	88	94
B2M Limited Partnership [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, temporary equity	22	20
Distributions to noncontrolling interest, temporary equity	(4)	0
Net income attributable to noncontrolling interest, temporary equity	2	2
Noncontrolling interest - ending balance, temporary equity	20	22
Noncontrolling interest - beginning balance, equity	49	47
Distributions to noncontrolling interest, equity	(7)	(2)
Net income attributable to noncontrolling interest, equity	4	4
Noncontrolling interest - ending balance, equity	46	49
Noncontrolling interest - beginning balance	71	67
Distributions to noncontrolling interest	(11)	(2)
Net income attributable to noncontrolling interest	6	6
Noncontrolling interest - ending balance	66	71
Niagara Reinforcement Limited Partnership [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest - beginning balance, equity	23	12
Contributions from sale of noncontrolling interest, equity	0	9
Distributions to noncontrolling interest, equity	(3)	0
Net income attributable to noncontrolling interest, equity	2	2
Noncontrolling interest - ending balance, equity	$ 22	$ 23